Harley-Davidson Motorcycle Trust 2025-A	Exhibit 99.1
$87,000,000.00 4.52600% Motorcycle Contract Backed Notes, Class A-1
$96,580,000.00 4.71% Motorcycle Contract Backed Notes, Class A-2a
$96,580,000.00 SOFR + 0.66% Motorcycle Contract Backed Notes, Class A-2b
$193,160,000.00 4.67% Motorcycle Contract Backed Notes, Class A-3
$53,000,000.00 4.79% Motorcycle Contract Backed Notes, Class A-4
Monthly Report
For the August 15, 2025 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of May 1, 2025, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on May 21, 2025

Beginning of Due Period					07/01/2025
End of Due Period					07/31/2025
Determination Date					08/06/2025
Record Date					08/14/2025
Distribution Date					08/15/2025
SOFR Determination Date					07/09/2025
SOFR as of the SOFR Determination Date					4.33962%
Number of days in Interest Period (ACT/360 basis)					31
Number of days in Interest Period (30/360 basis)					30

Purchases	Number of Contracts	Cut-Off Date	Closing Date	Initial Pool Balance

Initial Contracts	27,886	4/30/2025	05/28/2025	$584,404,940.11
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	27,886			$584,404,940.11

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$544,900,016.34

Monthly principal amounts
Principal collections on Contracts	19,935,630.04
Balance of Contracts liquidated during Due Period	127,530.90
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	439.25

Decline in Aggregate Principal Balance		20,063,600.19

Aggregate Principal Balance at end of Due Period		$524,836,416.15
Pool factor		0.8980698
Yield Supplement Overcollaterilzation Amount		26,937,797.22
Adjusted Principal Balance at end of Due Period		497,898,618.93

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2a	Class A-2b	Class A-3	Class A-4	Total
Original Note balance	$93,000,000.00	$142,342,000.00	$63,158,000.00	$205,500,000.00	$74,950,000.00	$578,950,000.00

Note balance as of prior Distribution Date	50,801,678.04	96,580,000.00	96,580,000.00	193,160,000.00	53,000,000.00	490,121,678.04

Principal Distributable Amount *	18,469,941.04	—	—	—	—	18,469,941.04

Note balance at end of Due Period	32,331,737.00	96,580,000.00	96,580,000.00	193,160,000.00	53,000,000.00	471,651,737.00

Note Pool Factor at beginning of Due Period	0.5839273	1.0000000	1.0000000	1.0000000	1.0000000

Note Pool Factor at end of Due Period	0.3716292	1.0000000	1.0000000	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Adjusted Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

Class	Note Balance at Beginning of Due Period	Note Interest Carryover Shortfall at Beginning of Due Period	Interest Rate	Days	Interest Accrual Basis	Note Monthly Interest Distributable Amount	Note Interest Carryover Shortfall at End of Due Period	Note Interest Distributable Amount

A-1	50,801,678.04	—	4.52600%	31	ACT/360	197,993.90	—	197,993.90
A-2a	96,580,000.00	—	4.71%	30	30/360	379,076.50	—	379,076.50
A-2b	96,580,000.00	—	4.99962%	31	ACT/360	415,798.95	—	415,798.95
A-3	193,160,000.00	—	4.67%	30	30/360	751,714.33	—	751,714.33
A-4	53,000,000.00	—	4.79%	30	30/360	211,558.33	—	211,558.33
Totals	$490,121,678.04	—				$1,956,142.01	—	$1,956,142.01

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$19,828,474.09
Interest collections on Contracts during Due Period	4,432,889.01
Net Liquidation Proceeds
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	145,885.25
Amounts paid by Seller in connection with the optional repurchase of the Contracts
Investment Earnings - Collection Account	75,389.19

Total Available Monies		$24,595,333.96

Distribution of Available Monies in order of priority:

Reimbursement Amount for Advances previously made	96,007.48
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	454,083.35
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	—
Asset Representation Reviewer Fee	—
Note Interest Distributable Amount	1,956,142.01
Principal Distributable Amount	18,469,941.04

Total distribution of fees, interest and principal		20,976,173.88

Excess Amounts (Shortfall)		3,619,160.08

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Unpaid fees, expenses and amounts to the Indenture Trustee	—
Unpaid fees, expenses and amounts to the Asset Representation Reviewer	—
Excess Amounts to Certificateholders	3,619,160.08

Total distribution of Available Monies		$24,595,333.96

V. ACCOUNT BALANCE INFORMATION

Specified Reserve Fund Balance (0.25% of Initial Pool Balance)		$1,381,414.84

Reserve Fund balance as of prior Distribution Date		$1,381,414.84

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment earnings - Reserve Fund	4,631.54

Total additions		4,631.54

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Certificateholders	4,631.54

Total withdrawals		4,631.54

Reserve Fund balance at current Distribution Date		$1,381,414.84

Calculation of Overcollateralization Target Amount:

Overcollateralization Target Amount for current Distribution Date (4.75% of the Initial Pool Balance)		$26,246,881.93

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	26,245,935.47	4.75%
Overcollateralization Target Amount for current Distribution Date	26,246,881.93	5.27%
Overcollateralization Amount at current Distribution Date	26,246,881.93	5.27%

Amount
Yield Supplement Overcollateralization at Cutoff Date	31,839,004.64
Yield Supplement Overcollateralization at current Distribution Date	26,937,797.22
Strike Rate	11.75%

VI. CONTRACT PERFORMANCE INFORMATION

	Number of months since Closing Date			3

Monthly losses		Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

	Beginning of period Principal Balance of Contracts liquidated in the Due Period	7	$234,686.85	0.043%

	Less:
	Net Liquidation Proceeds for the Due Period	6	112,696.42	0.021%

	Net Liquidation Losses for the Due Period		121,990.43	0.022%

	Net Liquidation Loss ratio			0.269%

Average loss ratio	Net Liquidation Loss ratio - current Distribution Date			0.269%
	Net Liquidation Loss ratio - prior Distribution Date			0.069%
	Net Liquidation Loss ratio - second prior Distribution Date			0.000%
	Three-month average loss ratio			0.113%

		Number of Contracts	Amount	% of Initial Principal Balance
Cumulative losses
	Cumulative Liquidated Contracts	9	$299,536.24	0.051%
	Cumulative Net Liquidation Proceeds	8	145,268.52	0.025%
	Cumulative Net Liquidation Losses		154,267.72	0.026%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$17,140.86

Cumulative loss ratio	Cumulative loss ratio			0.026%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

	30 - 59	199	$4,116,425.49	$76,851.71	0.755%
	60 - 89	58	1,104,341.03	36,963.96	0.203%
	90 - 119	33	772,097.54	31,163.26	0.142%
	120+	1	15,409.58	906.32	0.003%
	Totals	291	$6,008,273.64	$145,885.25	1.103%

	60+ delinquency amount	92	$1,891,848.15		0.347%

Average 60+ day delinquency ratio	60+ day delinquency ratio - current Distribution Date				0.347%
	60+ day delinquency ratio - prior Distribution Date				0.197%
	60+ day delinquency ratio - second prior Distribution Date				0.000%
	Three-month average delinquency Ratio				0.181%

	Current 60+ day delinquency ratio meets or exceeds Delinquency Trigger (6.00%)? Yes or No				No

VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts		26,084
Principal Balance of Contracts	544,900,016.34	524,836,416.15
Weighted average original term	70.17	70.25
Weighted average remaining term	58.98	58.04
Weighted average age	11.19	12.21
One month prepayments (ABS)	1.82%	1.89%
Weighted average Contract Rate	9.89%	9.91%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
< 0.000%	-	—%
0.000% - 5.000%	56,138,075.38	10.70%
5.001% - 10.000%	226,357,099.64	43.13%
10.001% - 15.000%	191,135,272.85	36.42%
15.001% - 20.000%	51,131,307.34	9.74%
> 20.000%	74,660.94	0.01%

Advances made by Servicer in current Due Period		$145,885.25
Reimbursement Amount due to Servicer		96,007.48
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President and Treasurer of Harley-Davidson Credit Corp., a Nevada corporation (the "Servicer"), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the "Agreement") dated as of May 1, 2025 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and Citibank, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2025-A (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from July 1, 2025 to July 31, 2025 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 8th day of
August 2025.

HARLEY-DAVIDSON CREDIT CORP.

By: /s/ David Viney
Name:    David Viney
Title:    Vice President and Treasurer